INCOME TAXES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The Company’s total deferred tax liabilities, deferred tax assets and deferred tax asset valuation allowances at September 30, 2018 and December 31, 2017 are as follows:

	September 30, 2018	December 31, 2017
Total deferred tax assets	$4,260,000	$3,730,000
Less valuation allowance	(4,260,000)	(3,730,000)
Total deferred tax liabilities	-	-
Net deferred tax asset (liability)	$-	$-

The Company’s total deferred tax liabilities, deferred tax assets, and deferred tax asset valuation allowances are as of December 31 are as follows:

	December 31, 2017	December 31, 2016
Total deferred tax assets	$3,730,000	$5,235,000
Less valuation allowance	(3,730,000)	(5,235,000)
Total deferred tax liabilities	-	-
Net deferred tax asset (liability)	$-	$-

Schedule of Deferred Tax Assets and Liabilities Reported in Financial Statements [Table Text Block]
Those amounts have been presented in the company’s financial statements as of December 31, as follows:

December 31,
	2017	2016
Deferred tax asset	$-	$-

Deferred tax liability	-	-

Net deferred tax asset (liability)	$-	$-